Income Taxes	12 Months Ended
Aug. 31, 2016
Notes to Financial Statements
Note 6 - Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.

ASC Topic 740.10.30 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740.10.40 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. We have no material uncertain tax positions for any of the reporting periods presented.

The Company showed an income tax expense of $2,700 for the year ended August 31, 2014, there was no income tax expense for the years ended August 31, 2016 or 2015. The rate was as follows:

Federal	34%
State	5%
39%

The significant components of deferred tax assets and liabilities are as follows:

				From Inception
	Year Ending 8/31/2016	Year Ending 8/31/2015	Year Ending 8/31/2014	(Aug 15, 2014) to Aug 31, 2016)
Deferred tax assets

Net operating losses	$(87,373)	$(37,037)	0	$(117,528)

Deferred tax liability				-
Net deferred tax assets	$34,075	$14,444	0	$45,836
Less valuation allowance	$(34,075)	$(14,444)	0	$(45,836)
Deferred tax asset - net valuation allowance				-